December 12, 2002


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch California Insured Municipal
        Bond Fund of Merrill Lynch California Municipal
        Series Trust Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (Securities
        Act File No. 2-96581, Investment Company Act
        No. 811-4264)

Ladies and Gentlemen:


	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch
        California Insured Municipal Bond Fund of Merrill Lynch
        California Municipal Series Trust (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
        Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A: and

(2)	the text of Post-Effective Amendment No. 19 to the Fund's
        Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 6, 2002.

Very truly yours,

Merrill Lynch California Insured Municipal Bond Fund of
Merrill Lynch California Municipal Series Trust



______________________
Brian Stewart
Secretary of Fund